Employee Benefits	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Employee Benefits

Note 20 - Employee Benefits

Employee benefits include post-employment benefits, other long-term benefits, termination benefits, short-term benefits.

A.	Liabilities for employee benefits

	December 31,
	2017	2018
	NIS	NIS
Current liabilities for:
Holiday	115	112
Sick leave	142	133
Early retirement	16	329
Current maturities of pensioner benefits	7	7
Total current liability for employee benefits	280	581
Non-current liabilities for:
Voluntary redundancy for employees transferred from civil service	-	241
Liability for pensioner benefits	120	115
Severance compensation (net) (see composition below)	57	54
Early notice	23	23
Pension	72	12
Total non-current liabilities for employee
Benefits	272	445
Total liabilities for employee benefits	552	1,026
Composition of liabilities for severance pay:
Liabilities for severance pay	224	218
Fair value of plan assets	(167)	(164)
	57	54

B.	Defined contribution plans

(1)	Liabilities for employee benefits at retirement age in respect of the period of their service with Bezeq and its subsidiaries, and for employees to which Section 14 of the Severance Pay Law – 1963 applies, are covered in full by regular payments made by Bezeq and its subsidiaries to pension funds and insurance companies.

	Year ended December 31,
	2016	2017	2018
	NIS	NIS	NIS

Amount recognized as an expense for a defined contribution plan	209	228	232

The pension rights of the Bezeq Group employees for the period of their employment in the civil service through January 31, 1985, are covered by a pension fund (“the Makefet Fund”), which assumed the State’s obligation following an agreement between the severance obligation to employees who leave their employment on terms entitling them to compensation is covered, for the period from February 1, 1985, by regular contributions to such pension funds and insurance companies (in accordance with Section 14 of the Severance Pay Law).

Severance pay for the period of employment in the civil service through January 31, 1985, is paid byte Bezeq Group, and the monies accumulated in the Makefet Fund for that period are kept in a fund that will be used for the employees’ rights.

For certain employees, the Bezeq Group has an obligation to pay severance in excess of the amount accumulated in the compensation fund which is in the employees’ names. See section below.

C.	Defined benefit plans

Obligations for defined benefit plans in the Bezeq Group include the following:

(1)	The severance obligation for the balance of the obligation not covered by contributions and/or insurance policies in accordance with the existing labour agreements, the Severance Pay Law, and the salary components which the managements of the companies believe entitle the employees to receive compensation. For this part of the obligation, there are deposits in the name of the Bezeq Group companies in pension funds and insurance companies. The deposits in pension funds and insurance companies include accrued linkage differences and interest. Withdrawal of the reserve monies is contingent upon fulfilment of the provisions in the Severance Pay Law.

(2)	An obligation in accordance with the collective agreement of 2006 for employees who transferred from civil service to Bezeq, and who are entitled, following retirement, to a supplement in pension payments for the difference between the Civil Service Law and the standard policy of Makefet. In addition, see Note 20.E below for information about the approval of the Board of Directors for the retirement plan for all employees of Bezeq who were transferred to Bezeq from the Ministry of Communications.

Bezeq also has an obligation to a number of senior employees who are entitled to voluntary redundancy terms (pension and retirement grants) which are not dependent on the existing retirement agreements for all employees.

(3)	An obligation in accordance with the employment agreements of some of the senior employees in the Group for payment of a benefit for notice upon severance.

(4)	Bezeq’s retirees receive, in addition to pension payments, benefits which consist mainly of a holiday gift (linked to the dollar exchange rate), financing for the upkeep of retiree clubs and social activities. Bezeq’s liability for these costs accumulates during the employment period. Bezeq’s financial statements include the liabilities for expected costs in the post-employment period.

D.	Sick leave provision

The financial statements include a provision in respect of redemption and utilization of sick leave. The right to accumulate sick leave was taken into account for all employees in the Bezeq Group. Only employees eligible under the terms of the employment agreement may redeem sick leave. The provision was computed on the basis of an actuarial calculation, including the assumption of positive accumulation of days by most of the employees and utilization of days in accordance with the last in first out (LIFO) method.

E.	Benefits for early retirement and termination

According to the collective agreement of December 2006, between Bezeq and the employee’s union and the Histadrut Federation of Labor, and according to the amendment to the agreement of August 2015, Bezeq may, at its discretion, terminate the employment of 163 long-standing permanent employees in each of the years 2015-2021 (Bezeq’s right is accumulated over the years).

The Bezeq Group recognizes expenses for voluntary redundancy when it is committed demonstrably, without realistic possibility of withdrawal, to a defined plan to terminate employment before the defined date, according to a defined plan. The collective agreement allows Bezeq to dismiss employees but does not create a demonstrable commitment without realistic possibility of withdrawal. Accordingly, the expenses for voluntary redundancy are recognized in Bezeq’s financial statements at the approval date of the plan.

In the first half of 2018, the voluntary redundancy plan was approved, and 71 employees retired at a cost of NIS 71.

On December 16, 2018, a plan was approved for the implementation of an efficiency plan for 2019 for the retirement of 243 permanent employees (new and old). In addition, a voluntary retirement plan was decided on, by the end of the collective agreement period (the end of 2021) for all employees of Bezeq who were transferred to Bezeq from the Ministry of Communications (94 employees). The financial statements include an expense of NIS 452 for these plans. In addition, in 2018, retirement expenses were recognized in the amount of NIS 15, mainly for employee severance benefits in the Group companies.

The Group companies have collective agreements with the Histadrut Federation of Labor and the employees’ committees. The agreements include mechanisms to integrate the employees’ committees in decisions regarding the termination of permanent employees and the terms of severance.

For information about the collective arrangement signed by DBS subsequent to the date of the financial statements, see Note 33D

F.	Actuarial assumptions

The main actuarial assumptions for defined benefit plans at the reporting date are as follows:

Mortality rates are based on the rates published in Insurance Circular 2017-3-6 of the Ministry of Finance.

Churn rates were determined on the basis of the past experience of the Bezeq Group and the subsidiaries, distinguishing between different employee populations and taking into account the number of years of employment. The churn rates include a distinction between severance with entitlement to full severance compensation and severance without entitlement to this right.

The discount rate (nominal) is based on the yield on linked high-quality corporate debentures with maturity dates approximating those of the gross obligation.

The main discount rates are as follows:

	December 31, 2017	December 31, 2018
	Average capitalization rate	Average capitalization rate
	%	%
Severance compensation	3.3	3.73
Retirement benefits	3.6	4.1

Assumptions regarding salary increments for calculation of the liabilities were made on the basis of the management’s assessments, distinguishing between the groups of employees. The main assumptions (in nominal terms) regarding salary increases of the main employee groups are as follows:

Salary increase assumptions
Bezeq permanent employees	Regarding an expected wage increase for 2019-2026, an average update of 7% for young employees, and decreasing gradually to 2.7% at the age of 66
New Bezeq permanent employees	Average update of 3.2% for young employees, decreasing gradually to 1.4% at the age of 66
Bezeq non-permanent employees	6.4% for young employees decreasing gradually to 0.1%, 2% (in real terms) for senior employees. 2% (in real term) for senior employees
Pelephone employees	An increase of 3% in 2018 (2017- 3.1%), as set out in the collective agreement at Pelephone
Bezeq International employees	An increase of 3%, as set out in the collective agreement at Bezeq International
DBS employees	Rate of increase of 3.5%

Regarding Bezeq’s employees, as well as the assumption of the age-dependent wage increase, an expected individual wage growth was assumed for 2019-2026, arising from the collective agreement that was signed in August 2015.

(5)	Sensitivity analysis for actuarial assumptions

The following is an analysis of the possible effect of the changes in the principal actuarial assumptions on liabilities to employee benefits. The calculation is made for each assumption separately, assuming that the remaining assumptions remain unchanged.

	Year ended December 31,
	2017	2018
	Years	Years
Discount rate - addition of 0.5%	(29)	(37)
Rate of future salary increases - addition of 0.5%	40	27
Rate of employees leaving - addition of 5.0%	(17)	(12)

(6)	Average weighted useful life of liabilities for the main severance benefits:

	Year ended December 31,
	2017	2018
	Years	Years
Severance compensation	10.4	9.9
Retirement benefits	14.7	13.6